Statements Of Operations And Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Operating expenses:
Research and development	$ 1,351		$ 2,297	$ 1,170	$ 3,467
General and administrative	1,883	410	3,903	1,454	5,357
Total operating expenses	3,234	410	6,200	2,624	8,824
Loss from operations	(3,234)	(410)	(6,200)	(2,624)	(8,824)
Net loss	(3,234)	(410)	(6,200)	(2,624)	(8,824)
Accretion of convertible preferred stock to redemption value				(101)	(101)
Net loss applicable to common stockholders	(3,234)	(410)	(6,200)	(2,725)	(8,925)
Net loss per share applicable to common stockholders-basic and diluted (in dollars per share)	$ (2.09)	$ (0.78)	$ (4.22)	$ (3.00)	$ (7.84)
Weighted average number of common shares used in net loss per share applicable to common stockholders-basic and diluted (in shares)	1,548	526	1,469	909	1,137
Comprehensive loss	$ (3,234)	$ (410)	$ (6,200)	$ (2,624)	$ (8,824)